UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2008 – January 31, 2009

Item 1. Schedule of Investments.

FOUNTAINHEAD SPECIAL VALUE FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2009 (Unaudited)

Shares	Security Description	Value
Common Stock - 89.6%

Biotechnology - 3.1%
9,600	Charles River Laboratories International, Inc. (a)	$234,336

Drugs/Pharmaceutical Preparations - 26.8%
8,800	Cephalon, Inc. (a)	679,184
13,500	Endo Pharmaceuticals Holdings Inc. (a)	303,345
10,000	Genzyme Corporation (a)	689,200
30,000	Mylan Inc. (a)	339,900

		2,011,629

Energy - 9.2%
2,000	Anadarko Petroleum Corporation	73,480
4,000	Contango Oil & Gas Company (a)	178,400
12,000	Halliburton Company	207,000
6,300	Marathon Oil Corporation	171,549
4,000	Swift Energy Company (a)	61,280

		691,709

Health Care Services - 6.1%
4,800	Humana, Inc. (a)	182,064
10,800	Pharmaceutical Product Development, Inc.	258,012
2,400	Virtual Radiologic Corporation (a)	19,272

		459,348

Insurance Carriers - 21.0%
46,300	CastlePoint Holdings, Ltd. (b)	628,754
26,300	First Mercury Financial Corporation (a)	290,615
12,000	HCC Insurance Holdings, Inc.	280,920
14,900	Tower Group, Inc.	373,543

		1,573,832

Medical Products - 8.6%
22,900	Hologic, Inc. (a)	269,991
18,000	Wright Medical Group, Inc. (a)	373,320

		643,311

Technology - 11.5%
20,667	BancTec, Inc. (a)(c)	143,636
18,200	Broadridge Financial Solutions, Inc.	245,518
12,400	Fidelity National Information Services, Inc.	197,284
5,000	Research In Motion Ltd. (a)	277,000

		863,438

Telecommunications - 3.3%
28,000	Expedia, Inc. (a)	250,040

Total Common Stock (Cost $7,466,183)		6,727,643

Investment Companies - 1.6%
6,500	United States Natural Gas Fund LP (a) (Cost $200,460)	117,845

Total Investments in Securities - 91.2% (Cost $7,666,643)*		$6,845,488
Other Assets & Liabilities, Net - 8.8%		659,718

NET ASSETS - 100.0%		$7,505,206

(a)	Non-income producing security.
(b)	Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities. At the end of the period, the value of these securities amounted to $628,754 or 8.4% of net assets.

Security	Acquisition Date	Acquisition Cost
CastlePoint Holdings, Ltd.	03/26/07	$463,000
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933.

At the period end, the value of these securities amounted to $143,636 or 1.9% of net assets.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$638,847
Gross Unrealized Depreciation	(1,460,002)

Net Unrealized Appreciation (Depreciation)	$(821,155)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical assets

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$6,845,488
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total Investments	$6,845,488

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	March 6, 2009

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	March 6, 2009